Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of Discount Rates

The discount rates were obtained based on incremental borrowing rate, as follows:

Incremental borrowing rate	Annual rate (%)	Monthly rate (%)
Contracts entered – 2024 (1)
Up to five years	6.78	0.55
Six to eleven years	6.68	0.56
Twelve to twenty one years	6.73	0.57

Contracts entered – 2025 (1)
Up to four years	7.61	0.55
Five to eleven years	7.36	0.54
Twelve to twenty years	7.20	0.54

(1)	Monthly the Company calculates the addition to the rate to be applied to the new contracts. For the purposes of publication, these are presented at the average rates used.

Schedule of Right of Use Asset
	Real estate property	Vehicles	Total
Balances at December 31, 2023	246	152	398
Amortization (1)	(15)	(43)	(58)
Business combination adjustment	1	-	1
Disposals (contracts terminated)	(7)	(4)	(11)
Addition	31	8	39
Remeasurement (2)	8	10	18
Balances at December 31, 2024	264	123	387
Amortization (1)	(18)	(49)	(67)
Business combination adjustment	1	-	1
Disposals (contracts terminated)	(4)	(4)	(8)
Addition	13	27	40
Remeasurement (2)	16	-	16
Balances at December 31, 2025	272	97	369

(1)

Amortization of the Right of Use recognized in the Statement of income is net of use of the credits of PIS/Pasep and Cofins taxes on payments of rentals, a total R$0.982 in 2025 (R$0.835 in 2024). The weighted average annual amortization rates are 7.0% for real estate and 49.94% for vehicles.

(2)	The Company has identified events giving rise to revaluation and modifications of their principal contracts. The leasing liabilities are restated with adjustment to the asset of Right of Use.

Schedule of Lease Liabilities

Balances at December 31, 2023	433
Addition	39
Accrued interest (1)	28
Payment of principal portion of lease liability	(72)
Payment of interest	(6)
Disposals (contracts terminated)	(11)
Remeasurement (2)	18
Balances at December 31, 2024	429
Addition	40
Business combination adjustment	1
Accrued interest (1)	26
Payment of principal portion of lease liability	(82)
Payment of interest	(7)
Disposals (contracts terminated)	(7)
Remeasurement (2)	17
Balances at December 31, 2025	417
Current liabilities	89
Non-current liabilities	328

(1)

Financial expenses recognized in the Statement of income are net of incorporation of the credits for PIS/Pasep and Cofins taxes on payments of rentals, in the amounts of R$1 in 2025 (R$1 on December 31, 2024).

(2)	The Company identified events that give rise to restatement and modifications of their principal contracts; the leasing liability was remeasured with an adjustment to the asset of Right of Use.

Schedule of Embedded Leasing Consideration

The potential right to recovery of PIS/Pasep and Cofins taxes embedded in the leasing consideration, according to the periods specified for payment, is as follows:

Cash flow	Nominal	Adjusted to present value
Consideration for the leasing	641	417
Potential PIS/Pasep and Cofins (9.25%)	8	5

Schedule of Maturity of Lease Contracts

The cash flows of the leasing contracts are, in their majority, updated by the IPCA inflation index, annually. Below is an analysis of maturity of lease contracts:

2026	92
2027	74
2028	38
2029	34
2030	26
2031 at 2048	376
Undiscounted values	640
Embedded interest	(223)
Lease liabilities	417